Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value Measurements
Financial Assets Transfer from Level 1 to Level 2	$ 0	$ 0
Financial Assets Transfer from Level 2 to Level 1	0	0
Financial Liabilities Transfer from Level 1 to Level 2	0	0
Financial Liabilities Transfer from Level 2 to Level 1	0	0
Transfer of Assets Level 3	0	0
Transfer of liabilities Level 3	$ 0	$ 0